Interest-bearing loans and borrowings - long term (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Interest Bearing Loans and Borrowings [Abstract]
Summary of Non-convertible Debentures (Secured)

				Non-current			Current
				As at March 31,	As at March 31,		As at March 31,	As at March 31,
	Notes	Interest rate (p.a.)	Maturity	2025	2026	2026	2025	2026	2026
				(INR)	(INR)	(USD)	(INR)	(INR)	(USD)
Debentures
- Non convertible debentures (secured)	(i)	6.03% - 11.50%	May 2026 to June 2054	50,146	15,391	164	22,828	64,436	687
- Compulsorily convertible debentures (unsecured)	(ii)	8.00% - 13.00%	March 2027 to August 2060	20,245	15,776	168	—	6,735	72
- Optionally convertible debentures (unsecured)	(iii)	8.00%	May 2053 to Jul 2053	2,537	2,497	27	—	207	2
Term loan from banks (secured)	(iv)	5.05% - 9.50%	June 2026 to March 2045	146,265	171,910	1,832	17,552	44,001	469
Term loan from financial institutions (secured)	(v)	6.33% - 10.60%	May 2026 to January 2046	211,403	172,300	1,836	20,004	42,408	452
Senior secured notes (secured)	(vi)	4.50% - 7.28%	Mar 2027 to February 2031	151,711	149,453	1,592	—	25,500	272
Others (unsecured)	(vii)	5.25%	March 2028	—	294	3	—	—	—
Interest-bearing loans and borrowings - total #				582,307	527,621	5,623	60,384	183,287	1,953
Amount disclosed under the head 'Interest-bearing loans and borrowings - short term' (refer Note 23)				—	—	—	(60,384)	(183,287)	(1,953)
Interest-bearing loans and borrowings - net				582,307	527,621	5,623	—	—	0

# Certain borrowings included above are guaranteed by RPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.

Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs

Terms of conversion of CCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
ReNew Solar Energy (Jharkhand three) Private Limited	6	965	March 31, 2027	8,775,454	8.00%	Not applicable
IB Vogt Solar Seven Private Limited	40	23	August 18, 2060	2,299,544	10.00%	24 months from the date of issue	One equity share will be issued for each CCD on the maturity date (1:1)
Renew Surya Roshani Private Limited	26	15,308	August 5, 2048	866,076,759	13.00%	Not applicable
Total		16,296		877,151,757

Summary of Optionally Convertible Debentures (Unsecured) Terms of Conversion of OCDs

Terms of conversion of OCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
ReNew Surya Ojas Private Limited	30	4,478	May 31, 2053 and July 5, 2053	245,404,555	8.00%	Not applicable	One equity share will be issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant

Summary of Interest - Bearing Loans And Borrowings
(b)
The details of non convertible debentures (secured) are as below:

			Numbers of NCDs outstanding		Outstanding amount
		Face value per	As at March 31,		As at March 31,			Nominal
Listing status	Debenture Series	NCD (INR)	2025	2026	2025	2026	2026	interest rate (p.a.)	Earliest redemption date	Last date of repayment	Terms of repayment
					(INR)	(INR)	(USD)
Listed	Not applicable	1,000,000	1,945	1,590	1,945	1,590	17	9.75%	September 30, 2025	October 31, 2026	Half yearly
Listed	Series-2	1,000,000	951	865	951	865	9	9.10%	September 30, 2025	September 30, 2034	Half yearly
Listed	Series-3	1,000,000	3,964	3,603	3,964	3,603	38	9.10%	September 30, 2025	September 30, 2034	Half yearly
Non listed	Not applicable	1,000,000	1,342	1,239	1,342	1,239	13	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	5,863	5,412	5,863	5,412	58	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	3,323	3,068	3,323	3,068	33	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	10,157	9,377	10,157	9,377	100	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	1,504	1,388	1,504	1,388	15	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	3,175	2,931	3,175	2,931	31	6.03%	February 28, 2026	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	3,841	3,546	3,841	3,546	38	6.03%	February 28, 2026	August 22, 2026	Yearly
Listed	Not applicable	100,000	25,000	—	2,500	—	—	9.55%	August 11, 2026	August 11, 2026	Bullet
Non listed	Not applicable	10	36,732,513		367	—	—	11.50%	December 5, 2052	December 5, 2052	Bullet
Non listed	Not applicable	10	26,661,237		267	—	—	11.50%	February 16, 2053	February 16, 2053	Bullet
Non listed	Not applicable	10	9,594,200		96	—	—	11.50%	November 9, 2053	November 9, 2053	Bullet
Non listed	Not applicable	10	23,598,000		236	—	—	11.50%	November 9, 2053	November 9, 2053	Bullet
Non listed	Not applicable	100,000	20,000	20,000	2,000	2,000	21	9.30%	June 1, 2026	June 1, 2026	Bullet
Listed	Series-A	100,000	1,500	1,500	150	150	2	10.24%	May 25, 2026	May 25, 2026	Bullet
Listed	Not applicable	100,000	—	136,500	—	13,650	145	9.90%	December 15, 2026	December 15, 2026	Bullet
Listed	Not applicable	100,000	80,000	—	8,000	—	—	10.18%	April 30, 2025	April 30, 2025	Bullet
Listed	Not applicable	100,000	65,000	52,500	6,500	5,250	56	9.43%	January 1, 2027	January 1, 2027	Yearly
Non listed	Not applicable	10	19,903,929	—	199	—	—	11.50%	June 28, 2054	June 28, 2054	Bullet
Non listed	Not applicable	10	6,799,118	—	68	—	—	11.50%	June 28, 2054	June 28, 2054	Bullet
Non listed	Not applicable	10	19,626,496	19,626,496	196	196	2	11.50%	June 28, 2054	June 28, 2054	Bullet
Listed	Not applicable	100,000	50,000	—	5,000	—	—	10.18%	August 22, 2025	August 22, 2025	Bullet
Non listed	Not applicable	100,000	-	60,000	—	6,000	64	10.20%	December 31, 2026	December 31, 2026	Bullet
Listed	Not applicable	100,000	—	48,802	—	4,880	52	7.69%	March 27, 2029	March 27, 2029	Quarterly
Listed	Not applicable	100,000	72,278	69,158	7,228	6,916	74	8.44%	June 30, 2025	August 31, 2029	Quarterly

Total (gross)					68,872	72,060	768
Transaction costs, discount on issue and premium on redemption					4,102	7,767	83
Total					72,974	79,827	851